FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 957,000,000		$ 957,000,000		$ 556,000,000
Cash equivalents	916,000,000		916,000,000		550,000,000
Deposits, classified as cash equivalents	690,000,000		690,000,000		384,000,000
Financial liabilities	9,191,000,000		9,191,000,000		7,190,000,000
Gross financial assets subject to offsetting	4,000,000		4,000,000		21,000,000
Gross financial liabilities set off against financial assets subject to offsetting	(4,000,000)		(4,000,000)		21,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	35,000,000		35,000,000		5,000,000
Derivative financial liabilities	3,000,000		3,000,000		27,000,000
Hedges of net investment in foreign operations | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	32,000,000	$ (15,000,000)	65,000,000	$ (46,000,000)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	43,000,000		43,000,000		29,000,000
Derivative financial liabilities	3,000,000		3,000,000		0
Cash flow hedges | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	23,000,000	$ 2,000,000	13,000,000	$ 19,000,000
Accounts receivable, net (current and non-current) | Energy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	71,000,000		71,000,000		70,000,000
Warrants | Energy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39,000,000		39,000,000
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	271,000,000		271,000,000		222,000,000
Financial liabilities	12,000,000		12,000,000		30,000,000
Level 1 | Accounts receivable, net (current and non-current) | Energy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	88,000,000		88,000,000		88,000,000
Level 1 | Warrants | Energy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	50,000,000		50,000,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	255,000,000		255,000,000		257,000,000
Financial liabilities	$ 63,000,000		$ 63,000,000		$ 64,000,000